Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable, Allowance for Credit Loss, Current	$ 339	$ 174
Notes Payable, Related Parties, Noncurrent	$ 0	$ 7,498
Common stock, par value per share	$ 0.0001
Series A Preferred Stock
Preferred stock, par value per share	$ 0.0001	$ 0.0001
Preferred stock, authorized	0	12,671,911
Preferred stock, shares issued	0	21,615,723
Preferred stock, outstanding	0	21,615,723
Preferred Stock, Liquidation Preference, Value		$ 52,809
Series B Preferred Stock
Preferred stock, par value per share	$ 0.0001	$ 0.0001
Preferred stock, authorized	0	4,869,754
Preferred stock, shares issued	0	8,306,818
Preferred stock, outstanding	0	8,306,818
Preferred Stock, Liquidation Preference, Value		$ 35,228
Series C Preferred Stock
Preferred stock, par value per share	$ 0.0001	$ 0.0001
Preferred stock, authorized	0	9,126,525
Preferred stock, shares issued	0	12,804,176
Preferred stock, outstanding	0	12,804,176
Preferred Stock, Liquidation Preference, Value		$ 65,222
Common Class A
Common stock, par value per share	$ 0.0001	$ 0.0001
Common stock, authorized	1,000,000,000	55,000,000
Common stock, Issued	139,096,000	17,664,015
Common stock, outstanding	139,096,000	17,664,015
Class B common stock
Common stock, par value per share	$ 0.0001	$ 0.0001
Common stock, authorized	15,000,000	55,000,000
Common stock, Issued	12,058,614
Common stock, outstanding	12,058,614